Debt (Summary of indebtedness) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) aircraft	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs, debt discounts and debt premium	$ 29,000,000
Fair value adjustments	$ 129,200
Collateral (Number of aircraft) | aircraft	359
Commitment	$ 36,106,986
Undrawn amounts	7,075,462
Debt issuance costs, debt discounts and debt premium	(141,032)	$ (160,616)
Debt	29,019,666	29,507,587
AGAT/AICDC Notes
Debt Instrument [Line Items]
Debt	29,020,000	29,508,000
Unsecured
Debt Instrument [Line Items]
Commitment	21,556,000
Undrawn amounts	4,750,000
Amount outstanding	16,937,603	17,187,314
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	2,900,000
Undrawn amounts	0
Amount outstanding	$ 2,900,000	4,900,000
Weighted average interest rate	7.09%
Unsecured | AGAT/AICDC Notes
Debt Instrument [Line Items]
Commitment	$ 11,750,000
Undrawn amounts	0
Amount outstanding	$ 11,750,000	10,749,864
Weighted average interest rate	4.21%
Unsecured | Asia Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 950,000
Undrawn amounts	750,000
Amount outstanding	$ 200,000	200,000
Weighted average interest rate	3.96%
Unsecured | Citi Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 4,000,000
Undrawn amounts	4,000,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 1,956,000
Undrawn amounts	0
Amount outstanding	$ 1,956,000	1,160,000
Weighted average interest rate	3.85%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ 131,603	177,450
Unsecured | Term Loan
Debt Instrument [Line Items]
Commitment	$ 525,000
Debt instrument term	4 years
Secured
Debt Instrument [Line Items]
Commitment	$ 13,002,752
Undrawn amounts	2,325,462
Amount outstanding	$ 10,675,086	10,932,880
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	30
Commitment	$ 741,960
Undrawn amounts	0
Amount outstanding	$ 741,960	849,372
Weighted average interest rate	2.62%
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	269
Commitment	$ 8,567,360
Undrawn amounts	724,000
Amount outstanding	$ 7,843,360	7,533,028
Weighted average interest rate	3.97%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	16
Commitment	$ 2,500,000
Undrawn amounts	1,601,462
Amount outstanding	$ 898,538	919,484
Weighted average interest rate	4.41%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	44
Commitment	$ 1,193,432
Undrawn amounts	0
Amount outstanding	$ 1,193,432	1,633,099
Weighted average interest rate	4.36%
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (2,204)	(2,103)
Subordinated
Debt Instrument [Line Items]
Commitment	1,548,234
Amount outstanding	1,548,009	1,548,009
Subordinated | ECAPS Subordinated Notes
Debt Instrument [Line Items]
Commitment	1,000,000
Amount outstanding	$ 1,000,000	1,000,000
Weighted average interest rate	4.19%
Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Commitment	$ 500,000
Amount outstanding	$ 500,000	500,000
Weighted average interest rate	6.50%
Subordinated | Subordinated debt issued by joint ventures
Debt Instrument [Line Items]
Commitment	$ 48,234
Amount outstanding	$ 48,234	48,234
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (225)	$ (225)